RESTRUCTURING COSTS:	9 Months Ended
Sep. 30, 2015
RESTRUCTURING COSTS: [Abstract]
RESTRUCTURING COSTS:
NOTE 9:	RESTRUCTURING COSTS:

During the third quarter of 2015, the Company initiated restructuring plans to improve its operating efficiency at its various operating sites and to reduce its operating expenses. As a result of the restructuring plans, as of September 30, 2015 the Company recognized costs of $202 for one-time employee termination benefits and $784 for costs to terminate a contract. These costs were recorded as part of “Restructuring Costs” in the Statement of Operations and are attributable to the Mobility and Commercial Divisions. Out of the total amount of restructuring expenses, $599 was paid by September 30, 2015.